Financial instruments (Narrative) (Details) $ in Thousands, shares in Millions, oz in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 56,111	$ 53,521	$ 62,151
Current liabilities	5,804	2,643
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Receivable due from the JV	$ 1,700	7,300
Credit risk [Member] | Joint ventures [Member] | Preference shares [Member]
Disclosure of detailed information about financial instruments [line items]
Preference shares redeemable share subscribed | shares	132.4
Maximum exposure to credit risk in relation to the preferred shares	$ 66,800
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in after tax net loss due to change in annualized interest rate	2,800
Decrease in after tax net loss due to change in annualized interest rate	2,700
Net exposure to foreign currency	500	600
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	$ 300	$ 100
Gold price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Mineral resources, ounces of gold | oz		2.9
Net exposure to foreign currency		$ 7,000